Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,912,588.18
Total Fee Amount	10,897.84
Total Offset Amount	0.00
Net Fee	$ 10,897.84
Offering Table N/A
Offset Table N/A	N/A